Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Repayment schedule [Abstract]
Project debt	$ 4,735,500	$ 5,036,193
Remainder of 2022 [Member]
Repayment schedule [Abstract]
Interest payment	16,688
Nominal repayment	200,718
Between January and March 2023 [Member]
Repayment schedule [Abstract]
Project debt	127,635
Between April and December 2023 [Member]
Repayment schedule [Abstract]
Project debt	209,351
2022 [Member]
Repayment schedule [Abstract]
Interest payment		18,017
Nominal repayment		317,388
2023 [Member]
Repayment schedule [Abstract]
Project debt		355,956
2024 [Member]
Repayment schedule [Abstract]
Project debt	353,583	369,528
2025 [Member]
Repayment schedule [Abstract]
Project debt	473,217	498,712
2026 [Member]
Repayment schedule [Abstract]
Project debt	394,734	411,514
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt	$ 2,959,574	$ 3,065,078